                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7400

                     Van Kampen Value Municipal Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)


PAR
AMOUNT
(000)      DESCRIPTION                                                            COUPON         MATURITY              VALUE
           MUNICIPAL BONDS    98.3%
           ALABAMA    1.8%
 $ 1,000   Birmingham Baptist Med Ctr AL Baptist Hlth Sys Ser A                    5.875%        11/15/24              $ 1,066,150
   5,000   Birmingham Baptist Med Ctr AL Spl Care Fac Fin Auth
           Rev (MBIA Insd)                                                         5.750         11/15/10                5,361,950
   4,000   Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A                               5.250         01/01/23                4,300,320
       4   Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile
           Energy Svc Co Proj Rfdg                                                 6.950         01/01/20                       22
                                                                                                                  -----------------
                                                                                                                        10,728,442
                                                                                                                  -----------------


           ARIZONA    2.3%
   5,000   Arizona Sch Fac Brd Ctf Ser B (FSA Insd)                                5.250         09/01/19                5,592,550
   5,250   Arizona Tourism & Sports Auth Tax Rev Multipurpose
           Stad Fac Ser A (MBIA Insd)                                              5.375         07/01/23                5,885,302
   2,280   Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig
           Irvington Proj Tucson Ser A Rfdg (FSA Insd) (a)                         7.250         07/15/10                2,383,512
                                                                                                                  -----------------
                                                                                                                        13,861,364
                                                                                                                  -----------------

           ARKANSAS    0.6%
   1,930   Arkansas St Cap Apprec College Svg                                          *         06/01/16                1,209,782
   2,305   Arkansas St Dev Fin Auth Rev St Agy Fac Donaghey
           Plaza Proj (FSA Insd)                                                   5.000         06/01/34                2,408,886
                                                                                                                  -----------------
                                                                                                                         3,618,668
                                                                                                                  -----------------

           CALIFORNIA    12.0%
   6,215   ABC, CA Uni Sch Dist Cap Apprec (FGIC Insd)                                 *         08/01/34                1,404,776
       8   California Rural Home Mtg Fin Auth Single Family Mtg
           Rev Ser B (AMT) (GNMA Collateralized)                                   7.750         09/01/26                    7,544
  10,000   California St (MBIA Insd)                                               5.500         03/01/17               11,111,200
   3,000   California St Dept Wtr Res Ser A                                        5.875         05/01/16                3,428,250
   5,000   California St Pub Wks Brd Dept Gen Svc Cap East End
           A (AMBAC Insd)                                                          5.125         12/01/21                5,390,500
   6,000   California St Pub Wks Brd Lease Rev Dept of
           Corrections St Prisons Ser A Rfdg (AMBAC Insd)                          5.250         12/01/13                6,844,500
   2,000   California St Pub Wks Brd Lease Rev Dept of
           Corrections St Prisons Ser A Rfdg (AMBAC Insd) (b)                      5.000         12/01/19                2,210,680
   5,000   California St Rfdg                                                      5.000         02/01/19                5,323,050
   2,000   Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc
           Ser A (MBIA Insd)                                                       5.000         09/01/33                2,091,000
  30,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Ser A
           Rfdg                                                                        *         01/15/22               11,384,700



   1,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Sr Lien
           Ser A  (Prerefunded @ 01/01/07)                                         6.500         01/01/32                1,078,580
   3,350   Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA Insd) (c)              5.250         11/01/19                3,709,823
   5,500   Port Oakland, CA Ser L (AMT) (FGIC Insd)                                5.000         11/01/32                5,637,005
   9,000   Riverside Cnty, CA Asset Leasing Corp Leasehold Rev
           Riverside Cnty Hosp Proj (MBIA Insd)                                        *         06/01/21                4,237,740
   5,700   Sacramento, CA City Fin Auth Rev Comb Proj B (MBIA
           Insd)                                                                       *         11/01/15                3,626,112
  10,225   Santa Ana, CA Uni Sch Dist Ctf Part Cap Apprec Fin
           Proj (FSA Insd)                                                             *         04/01/32                2,539,788
   5,755   Southwestern Cmnty College Cap Apprec Election 2000
           (FGIC Insd)                                                                 *         08/01/29                1,689,783
                                                                                                                  -----------------
                                                                                                                        71,715,031
                                                                                                                  -----------------

           COLORADO    4.3%
   4,340   Adams & Arapahoe Cntys, CO Jt Sch Dist Ser A (FSA
           Insd)                                                                   5.250         12/01/18                4,845,133
   4,290   Adams & Arapahoe Cntys, CO Jt Sch Dist Ser C
           (Prerefunded 12/01/06) (MBIA Insd)                                      5.750         12/01/08                4,630,497
   3,000   Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470 Proj
           (Prerefunded @ 08/31/05) (a)                                            7.000         08/31/26                3,174,300
   1,000   Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470 Proj
           Ser B (Prerefunded @ 08/31/05) (a)                                      6.950         08/31/20                1,057,820
   9,000   Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470 Proj
           Ser C (Prerefunded @ 08/31/05)                                              *         08/31/26                1,855,440
   2,000   Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives Ser
           A (Escrowed to Maturity)                                                5.500         03/01/32                2,261,240
   6,495   Colorado Springs, CO Utils Rev (Escrowed to Maturity)                   6.600         11/15/18                8,231,308
                                                                                                                  -----------------
                                                                                                                        26,055,738
                                                                                                                  -----------------

           CONNECTICUT    0.9%
   5,000   Connecticut St Ser C (FGIC Insd) (b)                                    5.000         04/01/22                5,418,200
                                                                                                                  -----------------


           DISTRICT OF COLUMBIA    0.9%
   5,000   Metropolitan Washington DC Arpt Auth Sys Ser A
           (AMT) (FGIC Insd)                                                       5.250         10/01/32                5,220,150
                                                                                                                  -----------------

           FLORIDA    4.7%
   2,500   Dade Cnty, FL Wtr & Swr Sys Rev (FGIC Insd)                             5.250         10/01/21                2,672,100
   5,000   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                        5.950         07/01/20                5,087,700
   3,980   Jacksonville, FL Port Auth (AMT) (MBIA Insd)                            5.700         11/01/30                4,373,741
   2,780   Jacksonville, FL Port Auth (Prerefunded @ 11/01/10)
           (AMT) (MBIA Insd)                                                       5.700         11/01/30                3,135,673
  11,500   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AMT)
           (FGIC Insd)                                                             5.375         10/01/32               12,128,130
     995   Pinellas Cnty, FL Hsg Fin Auth Single Family Mtg Rev
           Multi Cnty Pgm Ser A (AMT) (GNMA Collateralized)                        6.700         02/01/28                1,015,636
                                                                                                                  -----------------
                                                                                                                        28,412,980
                                                                                                                  -----------------

           GEORGIA    2.8%
   5,000   Georgia Muni Elec Auth Pwr Rev Ser B (Escrowed to
           Maturity) (FGIC Insd)                                                   5.700         01/01/19                5,926,150



   2,700   Marietta, GA Dev Auth Rev First Mtg Life College Ser B
           (FSA Insd) (c)                                                          5.375         09/01/09                2,797,524
   2,205   Municipal Elec Auth GA Comb Cycle Proj Ser A (MBIA
           Insd)                                                                   5.000         11/01/20                2,394,123
   4,995   Municipal Elec Auth GA Comb Turbine Proj Ser A (MBIA
           Insd)                                                                   5.250         11/01/20                5,540,654
       5   Municipal Elec Auth GA Comb Turbine Proj Ser A
           (Prerefunded @ 11/01/12) (MBIA Insd)                                    5.250         11/01/20                    5,657
                                                                                                                  -----------------
                                                                                                                        16,664,108
                                                                                                                  -----------------

           HAWAII    1.9%
  10,430   Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian
           Elec Co Inc Ser A (AMT) (MBIA Insd)                                     5.650         10/01/27               11,405,205
                                                                                                                  -----------------


           ILLINOIS    6.0%
   3,500   Chicago, IL Cap Apprec (Prerefunded @ 07/01/05)
           (AMBAC Insd)                                                                *         01/01/17                1,670,375
   6,000   Chicago, IL Lakefront Millenium Pkg Fac (MBIA Insd) (d)               0/5.750         01/01/29                6,076,200
   3,180   Illinois Hlth Fac Auth Rev Children's Mem Hosp (MBIA
           Insd)                                                                   6.250         08/15/13                3,729,599
   1,485   Illinois Hlth Fac Auth Rev Evangelical Hosp Ser A Rfdg
           (FSA Insd)                                                              6.750         04/15/17                1,832,698
     825   Illinois Hlth Fac Auth Rev Evangelical Hosp Ser C (FSA
           Insd)                                                                   6.750         04/15/17                1,018,166
   1,000   Illinois Hlth Fac Auth Rev Highland Park Hosp Proj Ser
           A (Prerefunded @ 10/01/07) (MBIA Insd)                                  5.750         10/01/17                1,101,600
   2,070   Northern IL Univ Ctf Part Hoffman Estates Ctr Proj (FSA
           Insd)                                                                   5.400         09/01/16                2,341,418
   5,000   Regional Trans Auth IL Ser A (AMBAC Insd)                               8.000         06/01/17                6,994,600
  10,000   Will Cnty, IL Sch Dist No 122 Ser B Rfdg (FGIC Insd)                    5.250         11/01/20               11,042,200
                                                                                                                  -----------------
                                                                                                                        35,806,856
                                                                                                                  -----------------

           KANSAS    1.3%
   3,430   Kansas St Dev Fin Auth Rev KS Proj Ser N (AMBAC
           Insd) (c)                                                               5.250         10/01/20                3,770,359
   3,615   Kansas St Dev Fin Auth Rev KS Proj Ser N (AMBAC
           Insd) (c)                                                               5.250         10/01/21                3,957,594
                                                                                                                  -----------------
                                                                                                                         7,727,953
                                                                                                                  -----------------

           KENTUCKY    0.1%
     500   Mount Sterling, KY Lease Rev KY League Cities Fdg
           Ser B                                                                   6.100         03/01/18                  601,420
                                                                                                                  -----------------

           LOUISIANA    4.5%
   5,000   Lafayette, LA Util Rev (MBIA Insd)                                      5.250         11/01/21                5,583,650
   5,970   Louisiana Loc Govt Environment Southeastn LA Student
           Hsg A (MBIA Insd) (c)                                                   5.250         08/01/24                6,572,373
   8,065   Louisiana St Office Fac Corp LA St Cap Complex Pgm
           (MBIA Insd) (c)                                                         5.000         11/01/20                8,688,989
   6,000   Saint Charles Parish, LA Solid Waste Disp Rev LA Pwr
           & Lt Co Proj (AMT) (FSA Insd) (b)                                       7.050         04/01/22                6,020,520
                                                                                                                  -----------------
                                                                                                                        26,865,532
                                                                                                                  -----------------


           MARYLAND    1.6%
   5,000   Maryland St Econ Dev Corp MD Aviation Admin Fac
           (AMT) (FSA Insd)                                                        5.375         06/01/20                5,465,450
   4,000   Maryland St Trans Auth Arpt Baltimore/WA Intl Arpt B
           (AMT) (AMBAC Insd)                                                      5.125         03/01/24                4,237,400
                                                                                                                  -----------------
                                                                                                                         9,702,850
                                                                                                                  -----------------

           MASSACHUSETTS    2.0%
   2,500   Massachusetts Bay Trans Auth Ser A                                      5.000         07/01/32                2,597,975
   1,750   Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys
           Covenant Hlth                                                           6.000         07/01/31                1,869,963
     925   Massachusetts St Indl Fin Agy Wtr Treatment American
           Hingham (AMT)                                                           6.900         12/01/29                  973,590
     925   Massachusetts St Indl Fin Agy Wtr Treatment American
           Hingham (AMT)                                                           6.950         12/01/35                  974,016
   5,000   Massachusetts St Wtr Pollutn Abatement Tr Pool Prog
           Bds Ser 10                                                              5.000         08/01/21                5,443,500
                                                                                                                  -----------------
                                                                                                                        11,859,044
                                                                                                                  -----------------

           MICHIGAN    2.1%
   5,000   Detroit, MI Downtown Dev Auth Tax Increment Rev Dev
           Area No. 1 Proj Ser C1 (Prerefunded @ 07/01/06)                         6.250         07/01/25                5,367,850
   3,185   Detroit, MI Wtr Supply Sys Rev Sr Lien Ser A (MBIA
           Insd) (c)                                                               5.250         07/01/20                3,535,732
   3,090   Troy, MI Downtown Dev Auth Dev Rfdg (MBIA Insd)                         5.500         11/01/15                3,498,189
                                                                                                                  -----------------
                                                                                                                        12,401,771
                                                                                                                  -----------------

           MISSISSIPPI    0.3%
   2,000   Mississippi Bus Fin Corp MS Pollutn Ctl Rev Sys Energy
           Res Inc Proj                                                            5.875         04/01/22                2,006,220
                                                                                                                  -----------------

           MISSOURI    1.1%
   2,195   Missouri St Hlth & Ed Fac Rev Univ MO Columbia
           Arena Proj (c)                                                          5.000         11/01/16                2,398,191
   4,000   Platte Cnty, MO Indl Dev Auth Trans Rev                                 4.500         12/01/24                4,050,720
                                                                                                                  -----------------
                                                                                                                         6,448,911
                                                                                                                  -----------------

           NEVADA    2.1%
   8,000   Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC Insd)                    5.000         07/01/36                8,294,640
   4,000   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj
           Ser A (AMT) (AMBAC Insd)                                                5.250         07/01/34                4,196,720
     375   Nevada Hsg Div Single Family Pgm Mezz B (AMT)
           (FHA/VA Gtd)                                                            6.550         10/01/12                  376,890
                                                                                                                  -----------------
                                                                                                                        12,868,250
                                                                                                                  -----------------

           NEW JERSEY    6.5%
   5,000   Essex Cnty, NJ Impt Auth Rev Cnty Gtd Proj Consldtn
           Rfdg (MBIA Insd)                                                        5.125         10/01/20                5,491,200
   1,400   New Jersey Econ Dev Auth Rev Cigarette Tax                              5.750         06/15/29                1,487,948
   4,350   New Jersey Econ Dev Wtr NJ Amern Wtr Co Inc Ser A
           (AMT) (FGIC Insd)                                                       5.250         07/01/38                4,491,419
   2,500   New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at
           Passaic (Escrowed to Maturity) (FSA Insd)                               6.750         07/01/19                3,212,450



   1,695   New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr
           Passaic (Escrowed to Maturity) (FSA Insd)                               6.000         07/01/06                1,748,342
  10,000   New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A
           (AMBAC Insd)                                                            5.250         09/01/20               11,084,100
   3,830   New Jersey St Trans Tr Fd Auth Trans Sys Ser A
           (Prerefunded @ 6/15/14) (FGIC Insd)                                     5.250         06/15/19                4,369,034
   6,750   Salem Cnty, NJ Indl Pollutn Ctl Fin Auth Rev Pollutn Ctl
           Pub Svc Elec & Gas Ser A (AMT) (MBIA Insd)                              5.450         02/01/32                6,821,685
                                                                                                                  -----------------
                                                                                                                        38,706,178
                                                                                                                  -----------------

           NEW YORK    10.4%
   7,000   Metropolitan Trans Auth NY Ser A Rfdg (FGIC Insd)                       5.250         11/15/31                7,525,420
   3,500   New York City Ser C                                                     5.500         08/01/13                3,943,135
   7,500   New York City Ser E (FSA Insd)                                          5.000         11/01/20                8,185,650
   6,000   New York City Transitional Fin Auth Rev Future Tax
           Secd Ser A Rfdg (d)                                              5.500/14.000         11/01/26                6,735,960
   8,240   New York City Transitional Future Tax Secd Ser C Rfdg
           (AMBAC Insd)                                                            5.250         08/01/18                9,161,067
   7,575   New York St Dorm Auth Rev City Univ Sys Con Ser A                       5.625         07/01/16                8,803,589
   3,845   New York St Dorm Auth Rev Secd Hosp Gen Hosp
           Rfdg                                                                    5.750         02/15/20                4,336,007
   2,310   New York St Med Care Fac Fin Agy Rev Saint Peter's
           Hosp Proj Ser A (AMBAC Insd)                                            5.375         11/01/13                2,338,251
     775   New York St Ser G                                                       5.750         02/01/14                  809,526
   4,225   New York St Ser G (Prerefunded @ 02/01/06)                              5.750         02/01/14                4,434,898
   5,000   New York St Urban Dev Corp Rev St Fac Rfdg                              5.700         04/01/20                5,930,950
                                                                                                                  -----------------
                                                                                                                        62,204,453
                                                                                                                  -----------------

           OHIO    2.9%
   1,150   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                          7.500         01/01/30                1,302,456
   2,000   Cuyahoga Cnty, OH Multi-Family Rev Hsg Dale Bridge
           Apt (AMT) (GNMA Collateralized)                                         6.600         10/20/30                2,059,500
   3,540   Franklin Cnty, OH Hosp Rev & Impt Doctor's Hosp Proj
           Rfdg (Escrowed to Maturity)                                             5.875         12/01/23                3,579,790
   1,500   Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig Group
           Ser A                                                                   6.000         11/15/32                1,611,495
   5,130   Muskingum Cnty, OH Hosp Fac Rev Bethesda Care Sys
           Impt Rfdg (Connie Lee Insd) (c)                                         6.250         12/01/10                5,553,482
   2,000   Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev OH Edison
           Co Proj Rfdg                                                            5.950         05/15/29                2,014,800
   1,340   Toledo Lucas Cnty, OH Port Auth Dev Rev Northwest
           OH Bd Fd Ser C (AMT) (c)                                                6.600         11/15/15                1,419,435
                                                                                                                  -----------------
                                                                                                                        17,540,958
                                                                                                                  -----------------

           OKLAHOMA    0.3%
   1,500   Jenks, OK Aquarium Auth Rev First Mtg (Prerefunded
           07/01/10) (MBIA Insd)                                                   6.100         07/01/30                1,743,195
                                                                                                                  -----------------

           OREGON    2.3%
   5,000   Oregon Hlth Sciences Univ Insd Ser A (MBIA Insd)                        5.250         07/01/22                5,533,300




   2,745   Oregon St Dept Admin Ser A (Prerefunded @ 11/01/05)
           (MBIA Insd)                                                             5.250         11/01/10                2,835,887
   5,000   Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                             5.250         11/01/18                5,522,050
                                                                                                                  -----------------
                                                                                                                        13,891,237
                                                                                                                  -----------------

           PENNSYLVANIA    1.9%
   5,000   Harrisburg, PA Auth Res Gtd Sub Ser D-2 (Variable
           Rate Coupon) (FSA Insd)                                                 5.000         12/01/33                5,478,650
   2,535   Pennsylvania St Higher Ed UPMC Hlth Sys Ser A                           6.250         01/15/17                2,901,662
   1,000   Pennsylvania St Higher Ed UPMC Hlth Sys Ser A                           6.250         01/15/18                1,142,340
   1,370   Philadelphia, PA Hosp & Higher Ed Fac Auth Rev
           Cmnty College Ser B Rfdg (MBIA Insd) (c)                                6.500         05/01/08                1,527,934
     465   Ridley Park, PA Hosp Auth Rev Taylor Hosp Ser A
           (Escrowed to Maturity)                                                  6.000         12/01/05                  477,137
                                                                                                                  -----------------
                                                                                                                        11,527,723
                                                                                                                  -----------------

           SOUTH CAROLINA 1.3%
   1,015   Rock Hill, SC Util Sys Rev Comb Ser C Rfdg (FSA Insd)
           (c)                                                                     5.000         01/01/11                1,112,724
   6,500   South Carolina Jobs Econ Dev Auth Indl Rev Elec &
           Gas Co Proj Ser A (AMBAC Insd)                                          5.200         11/01/27                6,971,120
                                                                                                                  -----------------
                                                                                                                         8,083,844
                                                                                                                  -----------------

           TENNESSEE    1.3%
  12,525   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev Cap
           Apprec First Mtg Ser A Rfdg (MBIA Insd)                                     *         07/01/26                4,422,828
   2,500   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg
           Mtn St Hlth Ser A Rfdg (MBIA Insd)                                      7.500         07/01/25                3,178,650
                                                                                                                  -----------------
                                                                                                                         7,601,478
                                                                                                                  -----------------

           TEXAS    9.1%
   1,585   Brazos River Auth TX Pollutn Ctl Rev TXU Elec Co Proj
           Ser C Rfdg (AMT) (Variable Rate Coupon)                                 5.750         05/01/36                1,714,732
   5,000   Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg Jt Ser A
           (AMT) (FGIC Insd)                                                       5.500         11/01/31                5,286,400
   2,345   Denton Cnty, TX Perm Impt (c)                                           5.500         07/15/19                2,603,700
   1,000   Harris Cnty, TX Hlth Fac Dev Mem Hermann Hlthcare
           Ser A                                                                   6.375         06/01/29                1,100,510
   5,000   Harris Cnty, TX Sr Lien Toll Rd Rfdg (FSA Insd)                         5.125         08/15/32                5,233,300
   4,655   Houston, TX Arpt Sys Rev Sub Lien (FSA Insd)                            5.500         07/01/15                5,242,182
   3,000   Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA
           Insd)                                                                   5.625         07/01/30                3,267,180
   3,920   Lower, CO Riv Auth TX Svc Corp Proj Rfdg (FGIC Insd)                    5.000         05/15/33                4,033,641
   5,000   Matagorda Cnty, TX Navig Dist No 1 Rev Houston Lt
           Rfdg (AMT) (AMBAC Insd) (a)                                             5.125         11/01/28                5,416,750
   2,000   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones
           Mem Hosp Proj                                                           7.250         01/01/31                2,005,340
   3,325   North Cent TX Hlth Fac Dev Hosp Baylor Hlthcare Sys
           Proj Ser A                                                              5.125         05/15/29                3,419,164
   5,000   San Antonio, TX Elec & Gas Sys Rfdg                                     5.375         02/01/16                5,557,900
   3,960   Stafford, TX Econ Dev Corp (FGIC Insd)                                  5.500         09/01/30                4,401,421
   5,000   Wylie, TX Indpt Sch Dist Rfdg (PSF Gtd)                                 5.000         08/15/30                5,150,150
                                                                                                                  -----------------
                                                                                                                        54,432,370
                                                                                                                  -----------------



           UTAH    0.5%
   4,950   Intermountain Pwr Agy UT Pwr Supply Rev Ser A Rfdg
           (Escrowed to Maturity) (FGIC Insd)                                          *         07/01/17                2,825,510
                                                                                                                  -----------------

           WASHINGTON    4.8%
   5,000   Clark Cnty, WA Sch Dist 114 (FSA Insd)                                  5.250         06/01/19                5,551,150
   3,630   King City, WA Ser B (Prerefunded @ 12/01/07)                            5.900         12/01/14                4,033,293
   1,370   King Cnty, WA Ser B (Prerefunded @ 12/01/07)                            5.900         12/01/14                1,522,207
   2,245   King Cnty, WA Ser B (Prerefunded @ 12/01/07)                            6.625         12/01/15                2,538,668
   4,000   Washington St Pub Pwr Supply Ser A Rfdg (FGIC Insd)                     7.000         07/01/08                4,542,960
  10,000   Washington St Pub Pwr Supply Ser A Rfdg (AMBAC Insd)                    5.700         07/01/09               10,645,800
                                                                                                                  -----------------
                                                                                                                        28,834,078
                                                                                                                  -----------------

           WEST VIRGINIA    1.0%
   5,920   Harrison Cnty, WV Cnty Cmnty Solid Waste Disp Rev
           West PA Pwr Co Ser C (AMT) (AMBAC Insd)                                 6.750         08/01/24                6,057,344
                                                                                                                  -----------------

           WISCONSIN    0.5%
   2,675   Wisconsin St Hlth & Ed Fac FH Hlthcare Dev Inc Proj                     6.250         11/15/28                2,858,853
                                                                                                                  -----------------

           PUERTO RICO    2.2%
   7,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y
           Rfdg (FSA Insd) (a) (b)                                                 6.250         07/01/21                8,945,790
   4,000   Puerto Rico Pub Bldgs Auth Gtd Pub Ed & Hlth Fac Ser
           M Rfdg (MBIA Insd)                                                      5.600         07/01/08                4,390,480
                                                                                                                  -----------------
                                                                                                                        13,336,270
                                                                                                                  -----------------


TOTAL LONG-TERM INVESTMENTS    98.3%
   (Cost $544,502,271)                                                                                                 589,032,184

SHORT-TERM INVESTMENTS    0.6%
   (Cost $3,800,000)                                                                                                     3,800,000
                                                                                                                  -----------------

TOTAL INVESTMENTS    98.9%
   (Cost $548,302,271)                                                                                                 592,832,184

OTHER ASSETS IN EXCESS OF LIABILITIES    38.7%                                                                           6,593,817

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (37.6%)                                                         (225,101,630)
                                                                                                                  -----------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                      $374,324,371
                                                                                                                  =================


Percentages are calculated as a percentage of net assets applicable to common shares.

*            Zero coupon bond

(a)          Security converts to a fixed coupon rate at a predetermined date.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(c)          The Trust owns 100% of the bond issuance.

(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

AMBAC      - AMBAC Indemnity Corp.

AMT        - Alternative Minimum Tax

Connie Lee - Connie Lee Insurance Co.

FGIC       - Financial Guaranty Insurance Co.

FHA/VA     - Federal Housing Administration/Department of Veterans Affairs

FSA        - Financial Security Assurance Inc.

GNMA       - Government National Mortgage Association

MBIA       - Municipal Bond Investors Assurance Corp.

PSF        - Public School Fund


Future contracts outstanding as of January 31, 2005:

                                                                                                           UNREALIZED
                                                                                                          APPRECIATION/
SHORT CONTRACTS:                                                                        CONTRACTS         DEPRECIATION
             U.S. Treasury Notes 10-Year Futures March 05
             (Current Notional Value of $112,266 per contract)                                     40     $   (54,535)

             U.S. Treasury Notes 5-Year Futures March 05  (Current
             Notional Value of $109,250 per contract)                                           1,211        (487,352)
                                                                                        -------------     -----------
                                                                                                1,251     $  (541,887)
                                                                                        =============     ===========


Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005